SEGMENT REPORTING	12 Months Ended
Dec. 31, 2022
Operating Segments [Abstract]
SEGMENT REPORTING	NOTE 3: SEGMENT REPORTING
3.1 Reportable segments
As from April 1, 2021, ArcelorMittal implemented changes to its organizational structure whereby primary responsibility for captive mining operations whose output is mainly consumed by their respective steel segments has been transferred to such segments. The Mining segment retains primary responsibility for the operation of the seaborne oriented operations at AMMC and ArcelorMittal Liberia Ltd, and continues to provide technical support to all mining operations within the Company. Accordingly, the Company modified the structure of its segment information in order to reflect changes in its approach to managing its operations and segment disclosures have been recast to reflect this new segmentation in conformity with IFRS. Only the seaborne-oriented operations of AMMC and
ArcelorMittal Liberia Ltd are reported within the Mining segment. The results of all other mines are henceforth accounted for within the steel segment that they primarily supply.
The Company is organized in five operating and reportable segments, which are components engaged in business activities from which they earn revenues and incur expenses (including revenues and expenses relating to transactions with other components of the Company), for which discrete financial information is available and whose operating results are evaluated regularly by the chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance. The Company's CODM as of December 31, 2022 was the Executive Office - comprising the Executive Chairman, Mr. Lakshmi N. Mittal and the CEO, Mr. Aditya Mittal.
These operating segments include the attributable goodwill, intangible assets, property, plant and equipment, and certain equity method investments. They do not include cash and short-term deposits, short-term investments, tax assets and other current financial assets. Attributable liabilities are also those resulting from the normal activities of the segment, excluding tax liabilities and indebtedness but including post retirement obligations where directly attributable to the segment. The treasury function is managed centrally for the Company and is not directly attributable to individual operating segments or geographical areas.
ArcelorMittal’s segments are structured as follows:
•NAFTA represents the flat, long and tubular facilities of the Company located in Canada, Mexico and the United States (on December 9, 2020, the Company divested ArcelorMittal USA see note 2.3.1). NAFTA produces hot briquetted iron and flat products such as slabs, hot-rolled coil, cold-rolled coil, coated steel and plate. These products are sold primarily to customers in the following sectors: automotive, energy, construction, packaging and appliances and via distributors or processors. NAFTA also produces long products such as wire rod, sections, rebar, billets, blooms and wire drawing, and tubular products. The raw material supply of the NAFTA operations includes sourcing from iron ore captive mines in Mexico and iron ore and coal captive mines in the United States (until disposal of ArcelorMittal USA on December 9, 2020 as mentioned above) to supply the steel facilities.
•Brazil includes the flat operations of Brazil, the long and tubular operations of Brazil and neighboring countries including Argentina, Costa Rica and Venezuela. Flat products include slabs, hot-rolled coil, cold-rolled coil and coated steel. Long products consist of wire rod, sections, bar and rebar, billets, blooms and wire drawing. The raw material supply of the Brazil operations includes sourcing from iron ore captive mines in Brazil.
•Europe is the largest flat steel producer in Europe, with operations that range from Spain in the west to Romania in the east, and covering the flat carbon steel product portfolio in all major countries and markets. Europe produces hot-rolled coil, cold-rolled coil, coated products, tinplate, plate and slab. These products are sold primarily to customers in the automotive, general and packaging sectors. Europe also produces long products consisting of sections, wire rod, rebar, billets, blooms and wire drawing, and tubular products. In addition, it includes Downstream Solutions, primarily an in-house trading and distribution arm of ArcelorMittal. Downstream Solutions also provides value-added and customized steel solutions through further steel processing to meet specific customer requirements. The raw material supply of Europe operations includes sourcing from iron ore captive mines in Bosnia & Herzegovina.
•ACIS produces a combination of flat, long and tubular products. Its steel facilities are located in South Africa, Ukraine and Kazakhstan. The raw material supply of the ACIS operations includes sourcing from iron ore captive mines in Kazakhstan and Ukraine and coal captive mines in Kazakhstan.
•The Mining segment comprises the mines owned by ArcelorMittal in Canada and Liberia. It provides the Company's steel operations with high quality and low-cost iron ore reserves and also sells mineral products to third parties.

The following table summarizes certain financial data for ArcelorMittal’s operations by reportable segments.

	NAFTA	Brazil	Europe	ACIS	Mining	Others [1]	Elimination	Total
Year ended December 31, 2022
Sales to external customers	13,716	11,929	47,015	5,863	1,305	16	—	79,844
Intersegment sales [2]	58	1,803	248	505	2,091	16	(4,721)	—
Operating income (loss)	2,818	2,775	4,292	(930)	1,483	(315)	149	10,272
Depreciation and amortization	(427)	(246)	(1,268)	(369)	(234)	(36)	—	(2,580)
Impairment	—	—	—	(1,026)	—	—	—	(1,026)
Capital expenditures	500	708	1,204	483	488	85	—	3,468
Year ended December 31, 2021
Sales to external customers	12,492	10,830	43,200	8,392	1,640	17	—	76,571
Intersegment sales [2]	38	2,026	134	1,462	2,405	17	(6,082)	—
Operating income (loss)	2,800	3,798	5,672	2,705	2,371	(228)	(142)	16,976
Depreciation and amortization	(325)	(228)	(1,252)	(450)	(228)	(40)	—	(2,523)
Impairment reversal	—	—	218	—	—	—	—	218
Capital expenditures	369	412	1,282	619	302	24	—	3,008
Year ended December 31, 2020
Sales to external customers	13,438	5,613	27,989	5,034	1,185	11	—	53,270
Intersegment sales [2]	230	723	82	703	1,600	13	(3,351)	—
Operating income (loss)	1,684	777	(1,439)	209	1,247	(268)	(100)	2,110
Depreciation and amortization	(537)	(228)	(1,418)	(492)	(243)	(42)	—	(2,960)
Impairment / reversal	660	—	(527)	—	—	—	—	133
Capital expenditures	527	217	1,040	476	140	39	—	2,439
1.Others include all other operational and non-operational items which are not segmented, such as corporate and shared services, financial activities, and shipping and logistics.
2.Transactions between segments are reported on the same basis of accounting as transactions with third parties.
The reconciliation from operating income to net income (including non-controlling interests) is as follows:

	Year ended December 31,
	2022	2021	2020
Operating income	10,272	16,976	2,110
Income from investments in associates and joint ventures	1,317	2,204	234
Financing costs - net	(334)	(1,155)	(1,256)
Income before taxes	11,255	18,025	1,088
Income tax expense	1,717	2,460	1,666
Net income (including non-controlling interests)	9,538	15,565	(578)
The Company does not regularly provide a measure of total assets and liabilities for each reportable segment to the CODM.
3.2 Geographical information
Geographical information, by country or region, is separately disclosed and represents ArcelorMittal’s most significant regional markets. Attributed assets are operational assets employed in each region and include items such as pension balances that are specific to a country. Unless otherwise stated in the table heading as a segment disclosure, these disclosures are specific to the country or region stated. They do not include goodwill, deferred tax assets, other investments or receivables and other non-current financial assets. Attributed liabilities are those arising within each region, excluding indebtedness.
Sales (by destination)

	Year ended December 31,
	2022	2021	2020
Americas
United States [1]	8,835	7,300	9,991
Brazil	8,715	8,204	4,396
Canada	4,188	4,282	2,537
Mexico	2,876	2,356	1,707
Argentina	1,908	1,440	679
Others	1,538	1,826	872
Total Americas	28,060	25,408	20,182
Europe
Germany	7,761	6,541	4,200
Poland	5,930	5,298	3,231
France	5,703	4,874	3,115
Spain	4,737	4,187	2,817
Italy[2]	4,017	5,426	3,195
Czech Republic	1,432	1,362	752
Turkey	1,231	1,508	1,075
United Kingdom	1,593	1,519	966
Belgium	2,110	1,847	1,274
Netherlands	1,774	1,623	878
Russia	996	1,583	804
Romania	461	443	335
Ukraine	464	948	515
Others	6,310	5,025	3,148
Total Europe	44,519	42,184	26,305
Asia & Africa
South Africa	2,259	2,448	1,366
Morocco	806	689	492
Egypt	120	85	103
Rest of Africa	499	1,068	619
China	765	943	1,622
Kazakhstan	625	747	425
South Korea	383	608	331
India	131	142	142
Rest of Asia	1,677	2,249	1,683
Total Asia & Africa	7,265	8,979	6,783
Total	79,844	76,571	53,270
1.On December 9, 2020, the Company completed the sale of ArcelorMittal USA. Sales of divested operations were consolidated by ArcelorMittal until December 9, 2020, see note 2.3.1.
2.Sales in Italy includes sales from Acciaierie d'Italia until April 14, 2021 (see note 2.3.1).
Revenues from external customers attributed to the country of domicile (Luxembourg) were 206, 185 and 114 for the years ended December 31, 2022, 2021 and 2020, respectively.
Non-current assets[1] per significant country:

	December 31,
	2022	2021
Americas
Canada	5,105	5,252
Brazil	4,075	3,306
United States[2]	1,079	117
Mexico	1,747	1,550
Argentina	404	342
Venezuela	24	31
Others	19	17
Total Americas	12,453	10,615
Europe
France	3,618	3,754
Germany	2,457	2,543
Belgium	2,534	2,616
Poland	2,302	2,312
Ukraine[3]	658	2,299
Spain	1,978	2,153
Luxembourg	1,998	1,476
Bosnia and Herzegovina	161	168
Romania	26	24
Czech Republic	27	28
Others	271	186
Total Europe	16,030	17,559
Asia & Africa
Kazakhstan	1,555	1,449
South Africa	567	511
Liberia	420	160
Morocco	88	97
Others	190	178
Total Asia & Africa	2,820	2,395
Unallocated assets	26,126	25,004
Total	57,429	55,573
1.Non-current assets do not include goodwill, deferred tax assets, investments in associates and joint ventures, other investments and other non-current financial assets (as they are not allocated to the individual countries). Such assets are presented under the caption “Unallocated assets”.
2.United States includes ArcelorMittal Texas HBI acquired on June 30, 2022 (see note 2.2.4).
3.Ukraine includes an impairment charge related to property, plant and equipment and intangibles with respect to ArcelorMittal Kryvyi Rih (see note 5.3).
3.3 Sales by type of products
The table below presents sales to external customers by product type. In addition to steel produced by the Company, amounts include material purchased for additional transformation and sold through distribution services. Mining products relate to the Company's own production. Others mainly include non-steel and by-products sales, manufactured and specialty steel products sales, shipping and other services.

	Year ended December 31,
	2022	2021	2020
Flat products	44,776	41,895	31,584
Long products	17,486	18,118	11,117
Tubular products	2,683	2,233	1,343
Mining products	1,391	1,860	1,451
Others	13,508	12,465	7,775
Total	79,844	76,571	53,270
3.4 Disaggregated revenue
Disaggregated revenue
The tables below summarize the disaggregated revenue recognized from contracts with customers:

Year ended December 31, 2022	NAFTA	Brazil	Europe	ACIS	Mining	Others	Total
Steel sales	12,796	11,133	41,804	5,061	—	—	70,794
Non-steel sales [1]	491	189	2,212	373	1,274	—	4,539
By-product sales [2]	97	125	1,397	173	—	—	1,792
Other sales [3]	332	482	1,602	256	31	16	2,719
Total	13,716	11,929	47,015	5,863	1,305	16	79,844

Year ended December 31, 2021	NAFTA	Brazil	Europe	ACIS	Mining	Others	Total
Steel sales	12,127	10,225	38,302	7,148	—	—	67,802
Non-steel sales [1]	1	202	2,240	769	1,607	—	4,819
By-product sales [2]	132	111	943	171	—	—	1,357
Other sales [3]	232	292	1,715	304	33	17	2,593
Total	12,492	10,830	43,200	8,392	1,640	17	76,571

Year ended December 31, 2020	NAFTA	Brazil	Europe	ACIS	Mining	Others	Total
Steel sales	12,791	5,226	25,437	4,232	—	—	47,686
Non-steel sales [1]	141	108	620	452	1,154	—	2,475
By-product sales [2]	83	82	553	90	—	—	808
Other sales [3]	423	197	1,379	260	31	11	2,301
Total	13,438	5,613	27,989	5,034	1,185	11	53,270
1.Non-steel sales mainly relate to iron ore, coal, scrap and electricity.
2.By-product sales mainly relate to slag, waste and coke by-products.
3.Other sales are mainly comprised of shipping and other services.